Organization And Nature Of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization And Nature Of Business
Organization And Nature Of Business

1.             Organization and Nature of Business

RAAM Global Energy Company ("RAAM Global" or the "Company") is engaged primarily in the exploration and development of oil and gas properties and in the resulting production and sale of natural gas, condensate and crude oil. The Company's production facilities are located in the Gulf of Mexico, offshore Louisiana and onshore Mississippi, Louisiana, Texas, and Oklahoma.

1.             Organization and Nature of Business

RAAM Global Energy Company (RAAM Global or the Company) is engaged primarily in the exploration and development of oil and gas properties and in the resulting production and sale of natural gas, condensate and crude oil. The Company's production facilities are located in the Gulf of Mexico, offshore Louisiana and onshore Mississippi, Louisiana, Texas, and Oklahoma.